Income Taxes	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Income Taxes
Note 14. Income Taxes
The Company had an income tax expense of $4.0 million and income tax benefit of $0.1 million, relative to pre-tax
loss of $6.9 million and $5.3 million for the three months ended June 30, 2023 and 2022, respectively. The Company had an income tax expense of $4.6 million and $0.5 million, relative to pre-tax
loss of $31.7 million and $44.9 million for the six months ended June 30, 2023 and 2022, respectively.
As of June 30, 2023 and December 31, 2022, the Company had no unrecognized tax benefits.